CANTOR FITZGERALD SUSTAINABLE INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 78.9%
	COMMERCIAL SUPPORT SERVICES - 1.4%
2,027	Waste Management, Inc.	$ 351,522

	DATA CENTER REIT - 0.6%
1,311	Digital Realty Trust, Inc.	149,284

	ELECTRIC UTILITIES - 39.6%
26,034	AES Corporation (The)	539,685
6,661	American Electric Power Company, Inc.	560,856
3,453	CMS Energy Corporation	202,864
8,021	Constellation Energy Corporation	734,323
2,766	Dominion Energy, Inc.	143,251
1,918	DTE Energy Company	211,018
2,875	Duke Energy Corporation	258,003
2,300	Edison International	159,735
31,964	Enel - Societa per Azioni - ADR	213,839
816	Entergy Corporation	79,454
6,530	Exelon Corporation	266,032
13,880	FirstEnergy Corporation	539,654
6,190	Iberdrola S.A. - ADR	323,551
7,890	National Grid PLC - ADR	531,234
16,571	NextEra Energy, Inc.	1,229,569
19,634	NRG Energy, Inc.	734,115
2,146	Public Service Enterprise Group, Inc.	134,361
8,829	RWE A.G. - ADR	386,622
4,136	Sempra Energy	602,160
11,600	Southern Company (The)	814,900
39,595	TRANSALTA CORP.	370,609
26,063	Vistra Corporation	684,154
		9,719,989
	GAS & WATER UTILITIES - 2.8%
1,304	American Water Works Company, Inc.	186,146
1,841	Atmos Energy Corporation	214,182
4,488	Essential Utilities, Inc.	179,116

CANTOR FITZGERALD SUSTAINABLE INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
	COMMON STOCKS — 78.9% (Continued)
	GAS & WATER UTILITIES - 2.8% (Continued)
4,394	NiSource, Inc.	$ 120,176
		699,620
	INFRASTRUCTURE REIT - 3.0%
3,170	SBA Communications Corporation, A	734,679

	MACHINERY - 2.3%
5,120	Xylem, Inc.	576,614

	OIL & GAS PRODUCERS - 13.6%
5,139	Cheniere Energy, Inc.	782,977
11,754	DT Midstream, Inc.	582,646
13,433	Enbridge, Inc.	499,036
17,404	EQT Corporation	715,827
10,741	TC Energy Corporation	434,044
33,000	Ultrapar Participacoes S.A. - ADR	129,690
6,965	Williams Companies, Inc. (The)	227,268
		3,371,488
	OIL & GAS SERVICES & EQUIPMENT - 3.0%
14,780	Schlumberger Ltd.	725,994

	RENEWABLE ENERGY - 5.6%
25,235	Atlantica Sustainable Infrastructure plc	591,508
2,450	Enphase Energy, Inc.(a)	410,326
1,398	SolarEdge Technologies, Inc.(a)	376,132
		1,377,966
	SPECIALTY REIT - 1.2%
12,275	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	306,875

	TRANSPORTATION & LOGISTICS - 5.8%
9,683	Canadian Pacific Kansas City Ltd.	782,097
3,036	Union Pacific Corporation	621,226
		1,403,323

CANTOR FITZGERALD SUSTAINABLE INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023

Shares		Fair Value
COMMON STOCKS — 78.9% (Continued)
TRANSPORTATION & LOGISTICS - 5.8% (Continued)

	TOTAL COMMON STOCKS (Cost $18,983,960)	$ 19,417,354

Shares		Fair Value
SHORT-TERM INVESTMENTS — 26.4%
MONEY MARKET FUNDS - 26.4%
6,492,490	Morgan Stanley Institutional Liquidity Funds, Institutional Class, 5.04% (Cost $6,492,490)(b)	6,492,490

	TOTAL INVESTMENTS - 105.3% (Cost $25,476,450)	$ 25,909,844
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.3)%	(1,304,933)
	NET ASSETS - 100.0%	$ 24,604,911

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2023.